Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Research and development expenses

Note 11 - Research and development expenses

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Subcontractors and consultants	$4,793	$3,612	$628
Share-based compensation	575	570	281
Salaries and social benefits (*)	1,905	1,405	447
Others	1	-	38
	$7,274	$5,587	$1,394